Summary of Significant Accounting Policies - Rollforward of Goodwill Activity by Reportable Segment (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Goodwill [Line Items]
Beginning Balance, Goodwill			$ 2,290,330,000
Gen-Probe acquisition			1,652,546,000
Impairment charge	76,723,000	5,826,000	5,826,000	0	76,723,000
Tax adjustments			4,897,000
Foreign currency			3,288,000
Other adjustments			(2,456,000)
Ending Balance, Goodwill		3,942,779,000	3,942,779,000	2,290,330,000
Breast Health [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			638,887,000
Impairment charge			5,826,000
Foreign currency			2,082,000
Other adjustments			598,000
Ending Balance, Goodwill		635,741,000	635,741,000
Diagnostics [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			633,319,000
Gen-Probe acquisition			1,652,546,000
Tax adjustments			(1,315,000)
Foreign currency			907,000
Other adjustments			(2,010,000)
Ending Balance, Goodwill		2,283,447,000	2,283,447,000
GYN Surgical [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			1,009,973,000
Tax adjustments			6,212,000
Foreign currency			325,000
Other adjustments			(1,044,000)
Ending Balance, Goodwill		1,015,466,000	1,015,466,000
Skeletal Health [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			8,151,000
Foreign currency			(26,000)
Ending Balance, Goodwill		$ 8,125,000	$ 8,125,000